Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 81,618	$ 130,743
Time deposits - Short term	12,000	1,500
Accounts receivable	8,235	6,540
Assets held for sale	0	31,995
Due from Manager	601	946
Inventories	5,174	5,167
Accrued revenue	166	87
Restricted cash	1,195	64,505
Prepaid expenses and other current assets	2,019	1,679
Total current assets	111,008	243,162
FIXED ASSETS:
Vessels, net	1,038,719	988,161
Advances for vessel acquisitions and vessels under construction	13,007	68,356
Total fixed assets	1,051,726	1,056,517
OTHER NON CURRENT ASSETS:
Deferred financing costs	0	1,016
Restricted cash	10,002	7,837
Derivative assets	88	181
Accrued revenue	929	918
Total assets	1,173,753	1,309,631
CURRENT LIABILITIES:
Current portion of long-term debt, net	12,177	77,467
Liability directly associated with assets held for sale, net	0	16,724
Unearned revenue	2,040	1,956
Trade accounts payable	5,392	5,277
Accrued liabilities	4,153	3,984
Derivative liabilities	17	318
Total current liabilities	23,779	105,726
Derivatives liabities - Long-term	157	360
Long-term debt, net	569,781	569,399
Other liabilities - Long-term	1,500	0
Total liabilities	595,217	675,485
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 83,486,194 and 99,251,628 issued and outstanding at December 31, 2015 and 2016, respectively	99	83
Preferred stock, $0.01 par value; 20,000,000 authorized, 1,569,526 Series B Preferred Shares and 1,490,603 Series B Preferred Shares, 2,300,000 Series C Preferred Shares, 3,200,000 Series D Preferred Shares, issued and outstanding at December 31, 2015 and 2016, respectively	70	71
Treasury stock, $0.001 par value; none and 113,076 shares repurchased at December 31, 2015 and December 31, 2016, respectively	(120)	0
Additional paid in capital	384,241	369,731
Retained earnings	194,246	264,261
Total shareholders' equity	578,536	634,146
Total liabilities and shareholders' equity	$ 1,173,753	$ 1,309,631